CONSOLIDATED STATEMENT OF OPERATIONS	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Details {2}
Revenue	$ 315,130
Cost of goods sold	(270,891)
Gross profit	44,239
Operating expenses	246,137
Total operating expenses	246,137
Loss from operations	(201,898)
Other income (expenses)
Interest expense	(803,589)
Gain on extinguishment of debt	7,724
Net loss before provision for income taxes	(997,763)
Provision for income taxes	0
Net loss	$ (997,763)
Basic and diluted loss per share | $ / shares	$ 437,954,545
Average number of common shares outstanding - basic and diluted | shares	(0)